INCOME TAXES - Principal components of income tax expense (benefit) from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
State and local	$ (1.4)	$ 6.0	$ 4.5
Non-U.S.	51.0	83.8	61.7
Deferred:
Federal	(0.4)	(8.4)	(46.3)
State and local	(1.8)	(2.7)	(7.0)
Non-U.S.	(10.9)	(28.8)	(32.6)
Income Tax Expense (Benefit), Total	$ 36.5	$ 49.9	(19.7)
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset (Liability), Income Tax Expense (Benefit)			$ (3.0)